Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield PL (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014		Dec. 31, 2013
Interest Expense		$ (186,000,000)		$ (52,000,000)	[1]
Income Before Income Taxes		116,000,000	[2]	140,000,000	[1],[3]
Net Income		112,000,000		132,000,000	[1]
Income tax expense		4,000,000	[2]	8,000,000	[1],[3]
Less: Net income attributable to NRG (b)	78,000,000	64,000,000
Net income attributable to NRG Yield, Inc.		16,000,000		13,000,000
Common Class A [Member]
Net income attributable to NRG Yield, Inc.		8,000,000.0		6,500,000.0
Drop-down Acquisition [Member]
Net Income		48,000,000		23,000,000	[1]
Less: Net income attributable to NRG (b)		48,000,000
NRG Yield, Inc.
Equity in Earnings of Consolidated Subsidiaries		121,000,000		86,000,000
Interest Expense		(5,000,000)		0
Income Before Income Taxes		116,000,000		86,000,000
Net Income		112,000,000		78,000,000
Income tax expense		4,000,000		8,000,000
Less: Net income attributable to NRG (b)	42,000,000	48,000,000
Net income attributable to NRG Yield, Inc.	$ 13,000,000	$ 16,000,000

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) - Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[3]	(b) - Represents pro forma tax provision for NRG Yield LLC